Fair value of financial instruments - Financial assets & liabilities at fair value (Details) - EUR (€) € in Millions	Sep. 30, 2024	Mar. 31, 2024
Fair value of financial instruments
Non-current derivative financial assets	€ 3,772	€ 4,011
Non-current derivative financial liabilities	1,912	1,468
Financial liabilities at fair value
Fair value of financial instruments
Financial liabilities	2,269	1,524
Financial assets at fair value
Fair value of financial instruments
Financial assets	13,247	10,725
Derivatives financial instruments | Financial liabilities at fair value
Fair value of financial instruments
Financial liabilities	2,031	1,524
Financial guarantee. | Financial liabilities at fair value
Fair value of financial instruments
Financial liabilities	238
Money Market funds | Financial assets at fair value
Fair value of financial instruments
Financial assets	2,013	2,015
Debt and equity securities | Financial assets at fair value
Fair value of financial instruments
Financial assets	6,149	3,749
Debt and equity securities | Level 1 | Financial assets at fair value
Fair value of financial instruments
Financial assets	2,991	1,687
Debt and equity securities | Level 2 | Financial assets at fair value
Fair value of financial instruments
Financial assets	2,140	2,062
Derivative financial instruments | Financial assets at fair value
Fair value of financial instruments
Financial assets	3,962	4,226
Trade receivables at fair value through Other comprehensive income | Financial assets at fair value
Fair value of financial instruments
Financial assets	1,123	735
Trade receivables at fair value through Other comprehensive income | Level 2 | Financial assets at fair value
Fair value of financial instruments
Non-current financial assets	461	294
Equity securities | Level 3 | Financial assets at fair value
Fair value of financial instruments
Financial assets	915	€ 0
Non-current debt securities | Level 3 | Financial assets at fair value
Fair value of financial instruments
Financial assets	€ 103